Non-controlling interests and redeemable non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$25,172	$31,100	$59,743	$71,961
Non-controlling interests - redeemable tax equity partnership units	331	1,337	662	2,936
Other net loss attributable to:
Non-controlling interests	(10,064)	(416)	(18,387)	(1,934)
	$15,439	$32,021	$42,018	$72,963
Redeemable non-controlling interest, held by related party	(6,349)	(3,086)	(12,399)	(5,661)
Net effect of non-controlling interests	$9,090	$28,935	$29,619	$67,302